Financial liabilities at amortized cost – deposits (Tables)	12 Months Ended
Dec. 31, 2023
Financial Liabilities At Amortized Cost Deposits
Schedule of deposits

	2023	2022
Bank receipt of deposits (RDB)	21,054,443	14,273,959
Deposits in electronic money	2,388,601	1,534,582
Bank certificate of deposit (CDB)	248,086	-
Total	23,691,130	15,808,541

Schedule of breakdown by maturity

	2023
	Up to 12 months	Over 12 months	Total
Bank receipt of deposits (RDB)	20,900,095	154,348	21,054,443
Deposits in electronic money	2,388,601	-	2,388,601
Bank certificate of deposit (CDB)	213,707	34,379	248,086
Total	23,502,403	188,727	23,691,130

	2022
	Up to 12 months	Over 12 months	Total
Bank receipt of deposits (RDB)	14,160,805	113,154	14,273,959
Deposits in electronic money	1,534,582	-	1,534,582
Total	15,695,387	113,154	15,808,541